Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 86.0%
U.S. Treasury Bill, 2.29%, 10/13/2022(a) ........................................... $ 15,800,000 $ 15,788,771
U.S. Treasury Bill, 2.49%, 11/3/2022(a) ............................................ 15,000,000 14,965,728
U.S. Treasury Bill, 2.79%, 11/25/2022(a) ........................................... 20,000,000 19,917,237
U.S. Treasury Bill, 3.31%, 1/5/2023(a) ............................................. 47,300,000 46,902,219
U.S. Treasury Bill, 3.58%, 2/2/2023(a) ............................................. 39,250,000 38,786,746
Total U.S. Treasury Bills (Cost $136,367,202) ..................................................... 136,360,701
Total Investments – 86.0%
(Cost $136,367,202) ......................................................................... $ 136,360,701
Other Assets in Excess of Liabilities – 14.0% ........................................................ 22,172,003
Net Assets – 100.0% .......................................................................... $ 158,532,704
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At September 30, 2022, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Natural Gas Future ............................... 6 $ 423,900 11/28/22 $ (135,399)
WTI Crude Future ................................ 13 1,010,750 12/20/22 (275)
Natural Gas Future ............................... 13 942,110 12/28/22 (234,161)
US 5 Year Note (CBT) ............................. 74 7,955,578 12/30/22 (147,534)
WTI Crude Future ................................ 5 383,150 1/20/23 (87)
Natural Gas Future ............................... 13 901,810 1/27/23 (223,994)
WTI Crude Future ................................ 14 1,057,980 2/21/23 (252)
Natural Gas Future ............................... 32 1,928,960 2/24/23 (419,993)
WTI Crude Future ................................ 6 447,660 3/21/23 (84)
Natural Gas Future ............................... 29 1,417,230 3/29/23 (267,464)
WTI Crude Future ................................ 4 295,080 4/20/23 (39)
Natural Gas Future ............................... 14 669,760 4/26/23 (113,155)
Corn Future ..................................... 51 1,745,475 5/12/23 (49)
WTI Crude Future ................................ 17 1,241,000 5/22/23 109
Natural Gas Future ............................... 16 775,680 5/26/23 (136,928)
Natural Gas Future ............................... 18 884,520 6/28/23 (41,384)
Corn Future ..................................... 75 2,543,438 7/14/23 4,719
Total unrealized appreciation/(depreciation) $ (1,715,970)
Short position contracts:
Cotton No.2 Future ............................... (88) (3,754,960) 12/7/22 568,117
Soybean Oil Future ............................... (39) (1,440,504) 12/14/22 19,112
Corn Future ..................................... (2) (67,750) 12/14/22 (1,025)
Wheat Future (CBT) .............................. (142) (6,542,650) 12/14/22 (304,740)
Bank Accept Future ............................... (603) (104,237,784) 12/19/22 299,524
CAN 10 Year Bond Future ......................... (241) (21,562,377) 12/19/22 150,016
Gold 100 OZ Future .............................. (58) (9,697,600) 12/28/22 (100,017)

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts: (continued)
Copper Future ................................... (206) $ (17,574,375) 12/28/22 $ (205,831)
Silver Future .................................... (113) (10,757,035) 12/28/22 (247,075)
Live Cattle Future ................................ (215) (12,646,300) 12/30/22 19,429
Soybean Oil Future ............................... (13) (474,942) 1/13/23 5,884
Gold 100 OZ Future .............................. (16) (2,695,840) 2/24/23 30,301
Sugar #11 (World) Future .......................... (782) (15,484,851) 2/28/23 55,965
Live Cattle Future ................................ (125) (7,532,500) 2/28/23 25,266
Cotton No.2 Future ............................... (45) (1,877,625) 3/9/23 255,581
Bank Accept Future ............................... (713) (123,272,324) 3/13/23 268,575
Soybean Oil Future ............................... (8) (288,576) 3/14/23 3,187
Corn Future ..................................... (4) (136,800) 3/14/23 (2,296)
Wheat Future (CBT) .............................. (21) (978,600) 3/14/23 (34,822)
Copper Future ................................... (45) (3,818,250) 3/29/23 11,629
Silver Future .................................... (4) (383,680) 3/29/23 (12,915)
Gold 100 OZ Future .............................. (1) (169,820) 4/26/23 (3,872)
Sugar #11 (World) Future .......................... (222) (4,211,962) 4/28/23 68,073
Cotton No.2 Future ............................... (6) (246,270) 5/8/23 16,477
Wheat Future (CBT) .............................. (5) (234,187) 5/12/23 (5,475)
Copper Future ................................... (9) (760,837) 5/26/23 (1,247)
Bank Accept Future ............................... (500) (86,500,525) 6/19/23 309,434
3 Month SOFR Future ............................. (759) (181,363,050) 6/20/23 777,421
Sugar #11 (World) Future .......................... (32) (592,794) 6/30/23 1,037
Bank Accept Future ............................... (230) (39,833,949) 9/18/23 5,948
3 Month SOFR Future ............................. (558) (133,382,925) 9/19/23 1,067,371
3 Month SOFR Future ............................. (792) (189,446,400) 12/19/23 1,916,788
3 Month SOFR Future ............................. (152) (36,392,600) 3/19/24 22,820
Total unrealized appreciation/(depreciation) $ 4,978,640
Total net unrealized appreciation $ 3,262,670
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 86.0%
Total Investments ................................................................................ 86.0%
Other Assets in Excess of Liabilities .................................................................. 14.0%
Net Assets ..................................................................................... 100.0%